Allowance for Loan Losses - Age Analysis of Past Due Loans Delinquencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans in repayment and percentage of each status:
Loans allowance for losses	$ (1,367)	$ (1,433)	$ (1,564)	$ (2,033)
Loans, net	105,122	111,070
FFELP Loans [Member]
Loans in repayment and percentage of each status:
Total loans in repayment	67,853	70,557	73,838
Loans allowance for losses	(60)	(67)	(78)	$ (93)
Loans, net	81,703	87,730
Credit Concentration Risk [Member] | Private Education Loans - TDR [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	10,536	10,805	10,642
Loans in repayment and percentage of each status:
Loans current	8,333	8,273	7,887
Total loans in repayment	9,378	9,638	9,242
Total loans, gross	10,536	10,805	10,642
Loans unamortized premium (discount)	(225)	(237)	(243)
Total loans	10,311	10,568	10,399
Loans allowance for losses	(1,171)	(1,190)	(1,209)
Loans, net	9,525	9,738	9,513
Loans receivable for partially charged-off loans	385	360	323
Credit Concentration Risk [Member] | Private Education Loans - Non-TDR [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	14,344	13,528	16,873
Loans in repayment and percentage of each status:
Total loans in repayment	13,546	12,512	15,260
Total loans, gross	14,344	13,528	16,873
Loans unamortized premium (discount)	(699)	(220)	(288)
Total loans	13,645	13,308	16,585
Loans allowance for losses	(126)	(161)	(262)
Loans, net	13,894	13,602	16,881
Loans receivable for partially charged-off loans	$ 375	$ 455	$ 558
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	100.00%	100.00%	100.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	100.00%	100.00%	100.00%
Credit Concentration Risk [Member] | Financing Receivables, 31 to 60 Days Past Due [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 351	$ 412	$ 414
Credit Concentration Risk [Member] | Financing Receivables, 31 to 60 Days Past Due [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 120	$ 110	$ 163
Credit Concentration Risk [Member] | Financing Receivables, 31 to 60 Days Past Due [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	3.70%	4.30%	4.50%
Credit Concentration Risk [Member] | Financing Receivables, 31 to 60 Days Past Due [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	0.90%	0.90%	1.10%
Credit Concentration Risk [Member] | Financing Receivables, 61 to 90 Days Past Due [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 207	$ 267	$ 263
Credit Concentration Risk [Member] | Financing Receivables, 61 to 90 Days Past Due [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 59	$ 54	$ 85
Credit Concentration Risk [Member] | Financing Receivables, 61 to 90 Days Past Due [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	2.20%	2.80%	2.90%
Credit Concentration Risk [Member] | Financing Receivables, 61 to 90 Days Past Due [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	0.40%	0.40%	0.60%
Credit Concentration Risk [Member] | Financing Receivables, 90 Days Past Due [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 487	$ 686	$ 678
Credit Concentration Risk [Member] | Financing Receivables, 90 Days Past Due [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 110	$ 115	$ 168
Credit Concentration Risk [Member] | Financing Receivables, 90 Days Past Due [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	5.20%	7.10%	7.30%
Credit Concentration Risk [Member] | Financing Receivables, 90 Days Past Due [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	0.80%	0.90%	1.00%
Credit Concentration Risk [Member] | Financing Receivables, Current [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Loans current	$ 13,257	$ 12,233	$ 14,844
Credit Concentration Risk [Member] | Financing Receivables, Current [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	88.90%	85.80%	85.30%
Credit Concentration Risk [Member] | Financing Receivables, Current [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	97.90%	97.80%	97.30%
Credit Concentration Risk [Member] | Financing Receivables, Loans In Repayment [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	89.00%	89.20%	86.80%
Credit Concentration Risk [Member] | Financing Receivables, Loans In Repayment [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	94.40%	92.50%	90.40%
Credit Concentration Risk [Member] | Financing Receivables, Delinquent Loans in Repayment [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	11.10%	14.20%	14.70%
Credit Concentration Risk [Member] | Financing Receivables, Delinquent Loans in Repayment [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	2.10%	2.20%	2.70%
Credit Concentration Risk [Member] | Financing Receivables, Forbearance, Loans In Repayment [Member] | Accounts Receivable [Member] | Private Education Loans - TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	6.80%	5.70%	7.00%
Credit Concentration Risk [Member] | Financing Receivables, Forbearance, Loans In Repayment [Member] | Accounts Receivable [Member] | Private Education Loans - Non-TDR [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	1.60%	1.60%	1.80%
Credit Concentration Risk [Member] | School/Grace/Deferment [Member] | Private Education Loans - TDR [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	$ 477	$ 579	$ 706
Loans in repayment and percentage of each status:
Total loans, gross	477	579	706
Credit Concentration Risk [Member] | School/Grace/Deferment [Member] | Private Education Loans - Non-TDR [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	584	814	1,334
Loans in repayment and percentage of each status:
Total loans, gross	584	814	1,334
Credit Concentration Risk [Member] | Forbearance [Member] | Private Education Loans - TDR [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	681	588	694
Loans in repayment and percentage of each status:
Total loans, gross	681	588	694
Credit Concentration Risk [Member] | Forbearance [Member] | Private Education Loans - Non-TDR [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	214	202	279
Loans in repayment and percentage of each status:
Total loans, gross	214	202	279
Credit Concentration Risk [Member] | FFELP Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	81,097	86,918	95,393
Loans in repayment and percentage of each status:
Loans current	59,264	61,977	62,651
Total loans in repayment	67,853	70,557	73,838
Total loans, gross	81,097	86,918	95,393
Loans unamortized premium (discount)	666	879	1,087
Total loans	81,763	87,797	96,480
Loans allowance for losses	(60)	(67)	(78)
Loans, net	$ 81,703	$ 87,730	$ 96,402
Credit Concentration Risk [Member] | FFELP Loans [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	100.00%	100.00%	100.00%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 2,638	$ 2,820	$ 3,285
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	3.90%	4.00%	4.50%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 1,763	$ 1,325	$ 1,856
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	2.60%	1.90%	2.50%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, 90 Days Past Due [Member]
Loans in repayment and percentage of each status:
Loans delinquent	$ 4,188	$ 4,435	$ 6,046
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, 90 Days Past Due [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Loans delinquent, percentage	6.20%	6.30%	8.20%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, Current [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	87.30%	87.80%	84.80%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, Loans In Repayment [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	83.70%	81.20%	77.40%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, Delinquent Loans in Repayment [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	12.70%	12.20%	15.20%
Credit Concentration Risk [Member] | FFELP Loans [Member] | Financing Receivables, Forbearance, Loans In Repayment [Member] | Accounts Receivable [Member]
Loans in repayment and percentage of each status:
Dimensions of concentration risk	11.20%	12.90%	15.30%
Credit Concentration Risk [Member] | FFELP Loans [Member] | School/Grace/Deferment [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	$ 4,711	$ 5,871	$ 8,257
Loans in repayment and percentage of each status:
Total loans, gross	4,711	5,871	8,257
Credit Concentration Risk [Member] | FFELP Loans [Member] | Forbearance [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans, gross	8,533	10,490	13,298
Loans in repayment and percentage of each status:
Total loans, gross	$ 8,533	$ 10,490	$ 13,298